DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 472,568,586		$ 849,331,555	$ 1,165,700,510
Cost of revenues	(457,058,538)		(747,068,354)	(1,000,861,822)
Gross Profit	15,510,048		102,263,201	164,838,688
Operating (expenses)/income:
Selling and marketing	(24,259,869)		(46,914,631)	(72,061,281)
General and administrative	(32,341,022)		(44,629,891)	(51,896,423)
Research and development	(14,715,027)		(27,286,652)	(43,905,312)
Other income	8,776,633		3,771,645	16,009,232
Impairment loss of assets	0		(4,624,979)	0
Total operating expenses	(62,539,285)		(119,684,508)	(151,853,784)
Income/(Loss) from operations	(47,029,237)		(17,421,307)	12,984,904
Interest income	1,144,135		2,349,791	2,836,225
Interest expenses	(25,518,288)		(32,097,477)	(41,418,331)
Exchange (loss)/gain	(7,095,061)		9,945,642	(935,402)
Gain/(losses) on derivatives	(1,284,379)		4,592,125	1,941,019
Loss from discontinued operations before income taxes	(79,782,830)	$ (79,782,830)	(32,631,226)	(24,591,585)
Income tax (expense)/benefit, net	4,748,324	4,748,324	(2,161,507)	(696,807)
Income (loss) from discontinued operations, net of tax	$ (75,034,506)	$ 31,257,707	$ (34,792,733)	$ (25,288,392)